Significant Accounting Policies (Details) - Schedule of Outlines the Currency Exchange Rates	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Outlines The Currency Exchange Rates [Abstract]
Year-end spot rate	7.2258	6.7114	6.4601
Average rate	6.989	6.4661	6.6076